Average headcount and number of branches	6 Months Ended
Jun. 30, 2024
Average Headcount And Number Of Branches
Average headcount and number of branches	Average headcount and number of branches
The average number of employees at Banco Santander and Grupo Santander, by gender, in the six-month periods ended 30 June 2024 and 2023 is as follows:

Average headcount
	Bank		Group
	30-06-2024	30-06-2023	30-06-2024	30-06-2023
Men	12,246	12,260	99,865	97,353
Women	11,734	11,732	111,011	112,663
	23,980	23,992	210,876	210,016
The number of branches at 30 June 2024 and 31 December 2023 is as follow:

Number of branches
	Group
	30-06-2024	31-12-2023
Spain	1,883	1,924
Group	6,402	6,594
	8,285	8,518